SUBSEQUENT EVENTS (Details) $ / shares in Units, £ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 11, 2024 USD ($)	Nov. 29, 2021	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2024 USD ($)	Mar. 11, 2024 GBP (£)
SUBSEQUENT EVENTS
Number of options granted during the period | shares				775,561	10,378,710
Granted | $ / shares				$ 2.89	$ 2.89
Operating lease right-of-use assets				$ 173,103	$ 158,724
Property, equipment and software, net				$ 354,617	$ 253,471
Loan term		1 year
PIPE Subscription Agreements
SUBSEQUENT EVENTS
Share Price | $ / shares				$ 10.00
Subsequent events
SUBSEQUENT EVENTS
Termination of pledge, property, equipment and software						$ 37,287
Subsequent events | Use Rights
SUBSEQUENT EVENTS
Termination of pledge, operating lease right of use asset						$ 32,653
Subsequent events | 2022 Share Incentive Plan | Employee
SUBSEQUENT EVENTS
Number of options granted during the period | shares			5,972,760
Granted | $ / shares			$ 2.89
Subsequent events | Related party
SUBSEQUENT EVENTS
Principal amount of debt	$ 354,000						£ 275,000
Loan term	5 years
Debt Instrument, Interest Rate, Stated Percentage	6.95%						6.95%